LEASES - Lease Cost (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Finance lease cost
Amortization of lease right of use assets	$ 3.6	$ 0.4	$ 6.5	$ 0.4	$ 2.0
Interest on lease liabilities	1.1	0.2	2.0	0.2	0.8
Operating lease cost	74.2	62.9	134.7	116.2	239.6
Short-term lease cost	26.6	25.1	48.6	48.4	89.2
Variable lease cost	8.2	4.1	18.8	14.2	31.6
Total lease costs	$ 113.7	$ 92.7	$ 210.6	$ 179.4	$ 363.2